Significant Accounting Policies and Recent Accounting Pronouncements, Accounts Receivable Trade, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Trade, Net [Abstract]
Provision for doubtful accounts	$ 2,483	$ 37,103	$ 0